SUBSEQUENT EVENTS (Details) $ in Millions	Jan. 31, 2019 CAD ($)
Northwest Hydro Facilities [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of facilities	$ 1,370